Insurance Contract Liabilities - Schedule of Insurance Contract Liabilities (Detail) - PEN (S/) S/ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Balances as of January 1			S/ 10,098	S/ 39,853
Changes in the statement of profit or loss and OCI
Insurance revenue	S/ (284,075)	S/ (256,336)	(552,202)	(508,532)
Insurance service expenses
Incurred claims and other insurance service expenses			23,473	22,841
Amortization of insurance acquisition cash flows			74,730	70,044
Adjustments to liabilities for incurred claims			44	(3)
Total insurance service expenses			98,247	92,882
Total insurance service result			(453,955)	(415,650)
Effect of movements in exchange rates			34	(997)
Total changes in the statement of profit or loss and OCI			(453,921)	(416,647)
Cash flows
Premiums received			559,474	513,808
Claims and other insurance service expenses paid			(22,943)	(21,519)
Insurance acquisition cash flows			(81,392)	(70,793)
Total cash flows			455,139	421,496
Acquired through business combinations				0
Closing liabilities	11,316	44,702	11,316	44,702
Liabilities for remaining coverage [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Balances as of January 1			1,745	31,039
Changes in the statement of profit or loss and OCI
Insurance revenue			(552,202)	(508,532)
Insurance service expenses
Amortization of insurance acquisition cash flows			74,730	70,044
Total insurance service expenses			74,730	70,044
Total insurance service result			(477,472)	(438,488)
Effect of movements in exchange rates			(59)	(809)
Total changes in the statement of profit or loss and OCI			(477,531)	(439,297)
Cash flows
Premiums received			559,474	513,808
Insurance acquisition cash flows			(81,392)	(70,793)
Total cash flows			478,082	443,015
Acquired through business combinations				0
Closing liabilities	2,296	34,757	2,296	34,757
Estimates of present value of future cash flows [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Balances as of January 1			8,108	8,560
Insurance service expenses
Incurred claims and other insurance service expenses			23,473	22,841
Total insurance service expenses			23,473	22,841
Total insurance service result			23,473	22,841
Effect of movements in exchange rates			93	(188)
Total changes in the statement of profit or loss and OCI			23,566	22,653
Cash flows
Claims and other insurance service expenses paid			(22,943)	(21,519)
Total cash flows			(22,943)	(21,519)
Acquired through business combinations				0
Closing liabilities	8,731	9,694	8,731	9,694
Risk adjustment for non-financial risk [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Balances as of January 1			245	254
Insurance service expenses
Adjustments to liabilities for incurred claims			44	(3)
Total insurance service expenses			44	(3)
Total insurance service result			44	(3)
Effect of movements in exchange rates			0
Total changes in the statement of profit or loss and OCI			44	(3)
Cash flows
Closing liabilities	S/ 289	S/ 251	S/ 289	S/ 251